Operating Segments - Additional Information (Detail)	12 Months Ended
Oct. 31, 2019
Disclosure of operating segments [abstract]
Description of reportable segments	Scotiabank is a diversified financial services institution that provides a wide range of financial products and services to retail, commercial and corporate customers around the world. The Bank’s businesses are grouped into three business lines: Canadian Banking, International Banking and Global Banking and Markets. Other smaller business segments are included in the Other segment. The results of these business segments are based upon the internal financial reporting systems of the Bank.